Contract liabilities (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract liabilities
Advance receipt for treatment packages	¥ 8,639,000	¥ 5,542,000	¥ 5,996,000